Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Common Stock - Non-Voting [Member] Common Stock [Member]
Beginning balance, amount at Dec. 31, 2011	$ 83,459	$ 5,164	$ 91,369	$ (14,919)	$ 1,279		$ 566
Share-based compensation expense	112		112
Net earnings	2,057			2,057
Change in unrealized gain/loss on securities available-for- sale, net of tax	222				222
Ending balance, amount at Dec. 31, 2012	85,850	5,164	91,481	(12,862)	1,501		566
Share-based compensation expense	293		293
Net earnings	4,006			4,006
Change in unrealized gain/loss on securities available-for- sale, net of tax	(1,210)				(1,210)
Ending balance, amount at Dec. 31, 2013	88,939	5,164	91,774	(8,856)	291		566
Share-based compensation expense	358		358
Net earnings	5,403			5,403
Reclassification for Delaware reincorporation		(5,108)	5,674				$ (566)
Exercise of stock options and warrants	615	1	614
Sale of common stock	2,972	2	2,970
Acquisition of United, net of offering expenses of $272	30,083	16	30,067
Initial noncontrolling interest	6,934					$ 6,934
Net earnings attributable to noncontrolling interest	512					512
Distributions paid to noncontrolling interest	(207)					(207)
Share repurchase and retirement	(2)		(2)
Change in unrealized gain/loss on securities available-for- sale, net of tax	554				554
Ending balance, amount at Dec. 31, 2014	136,161	75	131,455	(3,453)	845	7,239
Share-based compensation expense	471		471
Net earnings	4,177			4,177
Sale of common stock	33,767	19	33,748
Net earnings attributable to noncontrolling interest	1,059					1,059
Distributions paid to noncontrolling interest	(771)					(771)
Change in unrealized gain/loss on securities available-for- sale, net of tax	(235)				(235)
Ending balance, amount at Jun. 30, 2015	$ 174,629	$ 94	$ 165,674	$ 724	$ 610	$ 7,527